Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 2,934,893	$ 580,018
Interest on long-term debt - related party (Note 3 (b))	0	150,833
Amortization of deferred finance charges	436,148	125,234
Other finance charges	116,512	42,918
Total	$ 3,487,553	$ 899,003